Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories	18 Inventories

	At December 31,
Non- Current	2023	2022
Supplies	318	254
	318	254
Current
Supplies	4,881	4,844
Oil and byproducts	11,263	10,917
Others	4	4
	16,148	15,765